Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
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Share Purchase Warrants

A summary of the Company’s share purchase warrants as of December 31, 2015 and changes during the period is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Balance, December 31, 2014	2,659,417	1.83	4.15
Issued	86,730,975	0.54	4.30
Exercised	(37,079,990)	0.25	—
Extinguished or expired	(203,905)	2.39	—

Balance, December 31, 2015	52,106,497	$0.74	4.24

Share Purchase Options

A summary of the Company’s stock options as of December 31, 2015 and 2014 and changes during the years is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at January 1, 2014	65,430	18.00	5.04	$—
Issued	—	—	—	—
Cancelled/Forfeited	—	—	—	—

Outstanding at January 1, 2015	65,430	18.00	4.04	—
Issued	3,540,000	0.55	4.39	—
Cancelled/Forfeited	(21,280)	17.00	—	—

Outstanding at December 31, 2015	3,584,150	$0.77	9.69	$177,000

Exercisable at December 31, 2015	1,987,000	$0.92	9.59	$132,000

Weighted Average Assumptions

The following weighted average assumptions were used for the Black-Scholes option-pricing model to value stock options granted in 2015:

2015
Expected life of options in years	9.08
Weighted-average volatility	230%
Risk-free rate	2.10%
Expected dividend rate	0%